Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Supplement dated June 5, 2023
to the
PMC Core Fixed Income Fund (the “Fund”)
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2022, as supplemented

This supplement makes the following amendments to disclosures in the Fund’s Summary Prospectus, Prospectus and SAI dated December 29, 2022, as supplemented:

Effective February 28, 2023, Mr. Olumide Owolabi, has been added as a portfolio manager of the Fund.

The following disclosures are hereby revised to reflect the addition of Mr. Owolabi as a portfolio manager:

Summary Prospectus and Prospectus

The disclosure under the Section titled “Management – Portfolio Managers” on page 6 of the Summary Prospectus and on page 7 of the Prospectus is amended to read as follows:

Portfolio Managers. The Fund is managed by the following team of portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Brandon R. Thomas	Since 2010	Managing Director, Co-Founder and Chief Investment Officer of the Adviser
David M. Brown	Since 2019	Managing Director, Senior Portfolio Manager and Global Co-Head of Investment Grade of NBIA
Thanos Bardas	Since 2019	Managing Director, Senior Portfolio Manager and Global Co-Head of Investment Grade of NBIA
Nathan Kush	Since 2019	Managing Director and Senior Portfolio Manager of NBIA
Olumide Owolabi	Since 2023	Managing Director and Senior Portfolio Manager of NBIA

Prospectus

The disclosure under the section titled “Management of the Funds – The Sub-Advisers and Portfolio Managers - Neuberger Berman Investment Advisers LLC” beginning on page 25 is amended to include the following:

Olumide Owolabi
Mr. Owolabi is a Portfolio Manager for the segment of the Core Fixed Income ETF’s assets managed by NBIA. Mr. Owolabi, Managing Director, joined NBIA in 2003. Mr. Owolabi is the Head of the U.S. Rates team and serves as a Senior Portfolio Manager on multiple Fixed Income strategies including Inflation-aware investments. Previously, Mr. Owolabi was a Senior Quantitative Analyst where he developed quantitative tools and valuation models in interest rates, inflation products and credit. Prior to joining the firm, he spent four years in the banking industry, the last two as an investment analyst in the Treasury and Investment group of City Express Bank Plc. Mr. Owolabi earned a BS in Mathematics from the University of Ilorin in Nigeria and an MS in Financial Mathematics from the University of Chicago. In addition, Mr. Owolabi holds FINRA Series 7 and Series 66 licenses.

SAI

The section titled “Management of the Funds – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”, beginning on page 37 is amended to read as follows:

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to an advisory fee based on account performance, this information is reflected in a separate table below. Except as noted in the table, asset amounts have been rounded and are approximate as of August 31, 2022.

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)

Core Fixed Income Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	11,041	$4,613
David M. Brown (NBIA)	1	$476	96	$28,989	259	$31,333
Thanos Bardas (NBIA)	1	$885	20	$4,352	84	$22,139
Nathan Kush (NBIA)	1	$885	12	$1,040	41	$8,213
Olumide Owolabi* (NBIA)	0	$0	3	$724	49	$13,793

Diversified Equity Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	11,041	$4,613
Janis Zvingelis (Adviser)	0	$0	0	$0	11,041	$4,613
*    Figures for Mr. Owolabi are as of January 31, 2023.

The following table reflects information regarding accounts for which a Portfolio Manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. The Portfolio Managers not listed below reported that they do not provide day-to-day management of accounts with performance-based advisory fees. Except as noted in the table, asset amounts have been rounded and are approximate as of August 31, 2022.

Fund and Portfolio Manager (Firm)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)

Core Fixed Income Fund
David M. Brown (NBIA)	1	$476	96	$28,989	259	$31,333
Thanos Bardas (NBIA)	1	$885	20	$4,352	84	$22,139
Olumide Owolabi* (NBIA)	0	$0	0	$0	1	$96
*    Figures for Mr. Owolabi are as of January 31, 2023.

The section titled “Management of the Funds – Portfolio Managers - Portfolio Managers’ Ownership of the Funds” beginning on page 39 is amended as follows:

As of August 31, 2022, the following Portfolio Managers beneficially owned securities in the Funds as shown below:

Dollar Range of Equity Securities in the Funds
Name of Portfolio Manager	Core Fixed Income Fund	Diversified Equity Fund
Brandon R. Thomas (Adviser)	$1 - $10,000	$1 - $10,000
Janis Zvingelis (Adviser)	N/A	None
David M. Brown (NBIA)	None	N/A
Thanos Bardas (NBIA)	None	N/A
Nathan Kush (NBIA)	None	N/A
Olumide Owolabi (NBIA)*	None	N/A
*    Figure for Mr. Owolabi is as of January 31, 2023.

Please retain this supplement with your Summary Prospectus, Prospectus and Statement of Additional Information.
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